Washington, D.C. 20549

                                  FORM N-CSR



             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                             INVESTMENT COMPANIES

Investment Company Act file number811-10103

                              Satuit Capital Management Trust
                  (Exact name of registrant as specified in charter)

      15 Eastlake Road,  Mt. Pleasant, SC        29464
(Address of principal executive offices)         (Zip code)

                               Thomas R. Westle
                                Blank Rome LLP
                             The Chrysler Building
                             405 Lexington Avenue
                              New York, New York 10174
                  (Name and address of agent for service)

Registrant's telephone number, including area code:(843) 388-6686

Date of fiscal year end:August 31

Date of reporting period: August 31, 2008

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

Annual Letter to Shareholders for the Year Ending August 31st, 2008

Dear Shareholder,

As we end our first fiscal year as a small cap fund, I would like to address what I think will be (as always) the hot investment topic: the relative performance of small cap versus large cap. The most frequently asked questions I get are 1) "Is the small cap cycle over"? and 2) "why an allocation to a Small Cap strategy?" I answer both of these questions by outlining the following 3 themes: diversification, relative valuation, and economic cycle.

With respect to diversification, the financial press, Wall Street strategists and financial advisors have, at the beginning of the last seven years, predicted the end of the small cap outperformance cycle (relative to large cap). One of these days they may be correct! My response: it's not about the "trade" from small to large or vice versa. It's about the allocation. Over the long term, a properly allocated portfolio that is well diversified across large, mid, small, and micro cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.

With respect to relative valuation, the universe of companies with $3 million of market cap and less can reach over 3000. The investment philosophy and investment process favor companies that, in general, have an attractive relative valuation with the potential for above average earnings growth rates. Thus, the portfolio is well diversified, with an attractive relative valuation and holds companies that have above average earnings per share growth.

Finally, with respect to the economic cycle, much has been written about the performance of smaller, U.S domestic companies as the economy moves out of an expansionary economic cycle and into a slower, even recessionary, economy. With respect to performance, an investor needs only to review the last seven years of relative performance of small cap versus large cap to conclude that the U.S domestic economy has been expanding. However, from November of 2007 to April of 2008 investors decided that the economy would be slowing in 2008 and 2009 and indiscriminately sold small cap stocks. They were correct.

So where do I see the balance of 2008 and 2009 and equity market returns? Equity markets for the balance of 2008 will be in a trading range at these levels. The credit crisis we are experiencing will continue. My sense is we will have a slight rally into the end of the year, but not enough to make a positive year in the major indexes. I am very positive on 2009 and the index returns and I am very positive on returns in the small and micro cap space. The U.S. economy, since 1980, has witnessed several recessions, not one lasting more that 12 months. When the economy begins to expand again we see an average of 72 months of expansionary activity. The expansionary activity favors small and micro cap stocks and I encourage investors to evaluate their allocations to these strategies.

           [  RETURN DATA AS OF AUGUST 31ST, 2008 Graphic  ]

			1 Year 		5 years		Since Inception
		    As of 8/31/2008   Ended 8/31/2008  3/01/2000 to 8/31/2008
		   ----------------   ---------------  ----------------------
SATSX			-10.34%		4.28%		-12.44%
NASDAQ Composite	- 8.81%		5.51%		- 7.94%

Source: Satuit Capital Mgmt, LLC

As can be seen above, our one year returns lagged the NASDAQ Composite Index. Ironically, our underperformance is due in large part to our underweighting in Financials, namely small bank stocks. From April 2008 through August of 2008, small cap bank stocks rallied off of historical lows. We are still not constructive on the small cap bank sector. Our analysis tells us that the group is at risk for more write downs of troubled loans.

I began writing this letter on Monday September 15th, 2008 and as I put the finishing touches on it the date is October 1st, 2008. What a difference a month makes. What a difference a day makes! From our 775 point drop in the Dow Jones Industrial Average to Warren Buffett investing $3 Billion in GE and Goldman Sachs, one can truly say "I've seen it all". Just wait till tomorrow(Y)

What was so special about Monday September 15th, 2008 that I would bring it up to you now? It was the day that Lehman Bros filed for Chapter 11 Bankruptcy and Bank of America bought Merrill Lynch. My sense is that by the time you read this letter, those events will be water under the bridge, much like the JP Morgan acquisition of Bear Stearns and the Treasury takeover of Fannie Mae and Freddie Mac are today.

Today, October 1 st, 2008, we are also awaiting a financial package from the Congress to help clear up the credit crisis. By the time you read this letter that, too, shall be water under the bridge. And let me remind investors of what else is water under the bridge: two recessions in the early 80's (a "double dip"), a stock market crash in the late 80's, Continental Illinois failure, Drexel Burnham going bankrupt, an RTC to mop up the hundreds of savings and loans companies that failed between 1989 and 1995, a recession in early 90's, a currency crisis in Asia and the imploding of Long Term Capital Management. Let's not forget the Tech bubble burst in 2000, the tragic events of 9/11/2001, another recession in 2001 and now a housing bubble burst that has the potential to wreak havoc on our financial system. Is my point to depress you even further? No, my point is to try to put some longer term perspective to the events currently happening. And if you take a longer term view, you can clearly see that our economy and capital markets can bend but they don't break.

Sincerely,

Robert J. Sullivan

Chief Investment Officer

Portfolio Manager

       COMPARISON OF $10,000 INVESTMENT IN SATUIT CAPITAL SMALL CAP FUND
                     VS. NASDAQ COMPOSITE INDEX (UNAUDITED)


                      [ CLASS A SALES LOAD CHART Graphic ]

			3/1/00	8/31/00	8/31/01	8/31/02	8/31/03	8/31/04	8/31/05
			------	-------	-------	-------	-------	-------	-------

			10,000	10,500	4,500	1,700	2,600	2,600	3,400
NASDAQ Composite Index	10,000	 8,800	3,800	2,700	3,800	3,800	4,500


			8/31/06	8/31/07	8/31/08
			-------	-------	-------
SATSX			3,200	3,500	3,228
NASDAQ Composite Index  4,600	5,400	4,949


                                                                                                         AVERAGE ANNUAL RETURN
                                                                                                    -------------------------------


                                                                                      TOTAL RETURN       FIVE YEARS           SINCE
                                                                                          ONE YEAR   ENDED 08/31/08      INCEPTION
                                                                                    ENDED 08/31/08                      3/01/00 TO
                                                                                                                            8/31/08
                                                                                    --------------   --------------  --------------
SATUIT CAPITAL SMALL CAP FUND                                                             (10.34%)            4.28%        (12.44%)
NASDAQ COMPOSITE INDEX                                                                     (8.81%)            5.51%         (7.94%)
The graph and the returns above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.
The Advisor has agreed to limit certain Fund expenses; without these limitations, returns would have been lower. The limitation provision may be terminated in the future.


THE NASDAQ COMPOSITE INDEX IS A BROAD-BASED CAPITALIZATION-WEIGHTED INDEX OF ALL NASDAQ NATIONAL MARKET AND SMALL CAP STOCKS.(THE COMPARATIVE INDEX IS NOT ADJUSTED TO REFLECT EXPENSES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE.)

SATUIT CAPITAL SMALL CAP FUND (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2008 and held for the six months ended August 31, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value       March 1, 2008 through
                                                         March 1, 2008               August 31, 2008            August 31, 2008


Actual                                                                $ 1,000                   $ 990.48                     $ 9.51
Hypothetical (5% return before expenses)                              $ 1,000                 $ 1,015.50                     $ 9.63


* - Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year."

                         SATUIT CAPITAL SMALL CAP FUND
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                       AS OF AUGUST 31, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Aerospace/Defense				2.34%
Computer Software/Storage			7.75%
Consumer Products				8.24%
Consulting					1.99%
Education					1.49%
Electronic/Equipment				7.75%
Energy						4.09%
Environmental					1.52%
Financial					3.46%
Healthcare					17.79%
Manufacturing					5.88%
Metals						0.81%
Oil & Gas					7.93%
Retail						9.42%
Semi-Conductors					3.14%
Tech						5.19%

                         SATUIT CAPITAL SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2008


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             97.47%

                AEROSPACE/DEFENSE:                                                                          2.34%
     980        Teledyne Technologies, Inc.*                                                                               $ 61,083
                                                                                                                     --------------

                COMPUTER SOFTWARE/STORAGE:                                                                  7.75%
    2,610       Informatica Corp.*                                                                                           44,031
    4,200       Palm, Inc.*                                                                                                  35,742
    1,600       Progress Software Corp.*                                                                                     46,736
     870        Syntel, Inc.                                                                                                 28,771
    2,045       Telvent GIT, S.A.                                                                                            47,280
                                                                                                                     --------------
                                                                                                                            202,560
                                                                                                                     --------------

                CONSUMER PRODUCTS:                                                                          8.24%
     915        The Boston Beer Co., Inc.- Class A*                                                                          41,148
     375        Chattem, Inc.*                                                                                               26,295
     840        Fossil, Inc.*                                                                                                25,133
    1,300       Green Mountain Coffee Roasters, Inc.*                                                                        47,437
     970        Herbalife Ltd.                                                                                               45,687
     970        Netflix, Inc.*                                                                                               29,915
                                                                                                                     --------------
                                                                                                                            215,615
                                                                                                                     --------------

                CONSULTING:                                                                                 1.99%
    2,300       Websense, Inc.*                                                                                              52,072
                                                                                                                     --------------

                EDUCATION:                                                                                  1.49%
    2,940       Corinthian Colleges, Inc.*                                                                                   39,014
                                                                                                                     --------------

                ELECTRONIC/EQUIPMENT:                                                                       7.75%
    1,650       Graftech International Ltd.*                                                                                 33,528
    3,000       IPG Photonics Corp.*                                                                                         61,110
    2,500       Microsemi Corp.*                                                                                             68,750
    2,105       QLogic Corp.*                                                                                                39,321
                                                                                                                     --------------
                                                                                                                            202,709
                                                                                                                     --------------

                ENERGY:                                                                                     4.09%
    1,250       Canadian Solar, Inc.*                                                                                        40,525
     165        Core Laboratories NV                                                                                         20,483



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                ENERGY (continued):
     210        Dawson Geophysical Co.*                                                                                    $ 13,173
    1,000       Trina Solar Ltd. ADR*                                                                                        32,700
                                                                                                                     --------------
                                                                                                                            106,881
                                                                                                                     --------------

                ENVIRONMENTAL:                                                                              1.52%
    4,900       ADA-ES, Inc.*                                                                                                39,690
                                                                                                                     --------------

                FINANCIAL:                                                                                  3.46%
    4,200       AmTrust Financial Services                                                                                   59,052
    1,500       Tower Group, Inc.                                                                                            31,425
                                                                                                                     --------------
                                                                                                                             90,477
                                                                                                                     --------------

                HEALTHCARE:                                                                                17.79%
     750        Alnylam Pharmaceutical, Inc.*                                                                                22,238
     480        Amedisys, Inc.*                                                                                              25,546
    2,640       American Oriental Bioengineering, Inc.*                                                                      21,859
     780        China Medical Technologies Inc., ADR                                                                         35,833
    1,120       Endo Pharmaceuticals Holdings, Inc.*                                                                         25,446
     725        Inverness Medical*                                                                                           25,752
     710        Masimo Corporation Innovations, Inc.*                                                                        28,379
     675        Mindray Medical Intl International Ltd. ADR                                                                  26,251
    2,450       Natus Medical, Inc.*                                                                                         60,270
     510        OSI Pharmaceuticals, Inc.*                                                                                   25,755
    1,475       Psychiatric Solutions, Inc.*                                                                                 55,681
    5,600       Seattle Genetics, Inc.*                                                                                      62,440
     950        Sirona Dental System*                                                                                        26,116
    1,340       WUXI PharmaTech Cayman, Inc.*                                                                                23,731
                                                                                                                     --------------
                                                                                                                            465,297
                                                                                                                     --------------

                MANUFACTURING:                                                                              5.88%
    1,400       II-VI, Inc.*                                                                                                 61,474
     620        Koppers Holdings, Inc.                                                                                       28,402
     455        Middleby Corp*                                                                                               24,279
    1,460       True Religion Apparel, Inc.*                                                                                 39,639
                                                                                                                     --------------
                                                                                                                            153,794
                                                                                                                     --------------

                METALS:                                                                                     0.81%
    1,350       Thompson Creek Metals Co., Inc.*                                                                             21,114
                                                                                                                     --------------

                OIL & GAS:                                                                                  7.93%
     270        Arena Resources, Inc.*                                                                                       12,061



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                OIL & GAS (continued):
    1,240       BPZ Resources, Inc.*                                                                                       $ 24,428
     815        Gulfmark Offshore, Inc.*                                                                                     40,831
     700        Hornbeck Offshore Services, Inc.*                                                                            30,842
    1,860       Interoil Corporation*                                                                                        57,716
     475        Natural Gas Services Group*                                                                                  12,321
     610        Rex Energy Corp.*                                                                                            12,243
    1,400       TXCO Resources, Inc.*                                                                                        16,954
                                                                                                                     --------------
                                                                                                                            207,396
                                                                                                                     --------------

                RETAIL:                                                                                     9.42%
    1,500       Aeropostale, Inc.*                                                                                           52,290
     375        Deckers Outdoor, Inc.*                                                                                       42,634
    1,080       The Gymboree Corp.*                                                                                          42,390
    1,385       Lululemon Athletica*                                                                                         26,827
    1,920       Papa John's International, Inc.*                                                                             53,606
    2,100       The Talbots, Inc.                                                                                            28,707
                                                                                                                     --------------
                                                                                                                            246,454
                                                                                                                     --------------

                SEMI-CONDUCTORS:                                                                            3.14%
    1,300       Cymer, Inc.*                                                                                                 38,922
    1,820       Diodes, Inc.*                                                                                                43,298
                                                                                                                     --------------
                                                                                                                             82,220
                                                                                                                     --------------

                TECH:                                                                                       5.19%
     835        Atheros Communication*                                                                                       27,229
     830        Bally Technologies, Inc.*                                                                                    28,411
    2,060       China Security & Surveillance Technology, Inc.*                                                              36,771
    1,600       FEI Company*                                                                                                 43,328
                                                                                                                     --------------
                                                                                                                            135,739
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         3.76%
    3,150       Clearwire Corp.- Class A*                                                                                    31,028
     800        Comtech Telecommunications Corp.*                                                                            36,576
    1,000       Nice Systems Ltd. ADR*                                                                                       30,630
                                                                                                                     --------------
                                                                                                                             98,234
                                                                                                                     --------------

                TRANSPORTATION:                                                                             4.92%
     770        Aegean Marine Petroleum Network, Inc.                                                                        23,924
     370        DryShips, Inc.                                                                                               27,173
    1,770       Exide Technologies*                                                                                          21,842



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                TRANSPORTATION (continued):
    1,600       Pacer International                                                                                        $ 33,728
     765        TBS International Ltd.-A*                                                                                    22,116
                                                                                                                     --------------
                                                                                                                            128,783
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $2,476,802)                                                                         97.47%         2,549,132
                Other assets, net of liabilities                                                            2.53%            66,097
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%       $ 2,615,229

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related statement of assets and liabilities.)

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.


See Notes to Financial Statements


SATUIT CAPITAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2008


ASSETS
  Investments at value (identified cost of $2,476,802) (Note 1)                                                         $ 2,549,132
  Cash                                                                                                                       16,351
  Dividends receivable                                                                                                          611
  Due from advisor (Note 2)                                                                                                  74,754
  Prepaid expenses                                                                                                            8,135
                                                                                                                     --------------
    TOTAL ASSETS                                                                                                          2,648,983
                                                                                                                     --------------

LIABILITIES

  Payable for securities purchased                                                                                           25,705
  Accrued 12b-1 fees                                                                                                          2,482
  Accrued custody fees                                                                                                        1,095
  Other accrued expenses                                                                                                      4,472
                                                                                                                     --------------
    TOTAL LIABILITIES                                                                                                        33,754
                                                                                                                     --------------

NET ASSETS                                                                                                              $ 2,615,229
                                                                                                                     ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 838,821 $0.01 par value shares of beneficial interest outstanding                      $ 25,682,605
  Accumulated net realized gain (loss) on investments                                                                  (23,139,706)
  Net unrealized appreciation (depreciation) of investments                                                                  72,330
                                                                                                                     --------------
  NET ASSETS                                                                                                            $ 2,615,229
                                                                                                                     ==============

NET ASSET VALUE PER SHARE *
($2,615,229 / 838,821 shares outstanding)                                                                                    $ 3.12
                                                                                                                     ==============
* Redemption price varies based on length of time held. See Note 2.


See Notes to Financial Statements

SATUIT CAPITAL SMALL CAP FUND
STATEMENT OF OPERATIONS


YEAR ENDED AUGUST 31, 2008
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend (net of foreign tax withheld of $226)                                                                            $ 9,563
                                                                                                                     --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                          32,996
  12b-1 fees (Note 2)                                                                                                         8,249
  Custody fees                                                                                                                5,435
  Accounting fees (Note 2)                                                                                                   10,833
  Recordkeeping and administrative services (Note 2)                                                                         17,500
  Filing and registration fees (Note 2)                                                                                      21,858
  Transfer agent fees (Note 2)                                                                                               29,266
  Shareholder servicing and reports (Note 2)                                                                                 35,267
  Professional fees                                                                                                          39,737
  Compliance fees                                                                                                             5,240
  Directors fees                                                                                                             10,892
  Insurance                                                                                                                     849
  Miscellaneous                                                                                                              15,409
                                                                                                                     --------------
    Total expenses                                                                                                          233,531
  Fee waivers and reimbursed expenses (Note 2)                                                                            (166,882)
  Custody credits (Note 7)                                                                                                  (4,749)
                                                                                                                     --------------
  Expenses, net                                                                                                              61,900
                                                                                                                     --------------
    Net investment income (loss)                                                                                           (52,337)
                                                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                                (89,229)
    Change in net unrealized appreciation/depreciation on investments                                                     (168,351)
                                                                                                                     --------------
    Net realized and unrealized gain (loss) on investments                                                                (257,580)
                                                                                                                     --------------
    Increase (decrease) in net assets from operations                                                                   $ (309,917)
                                                                                                                     ==============


See Notes to Financial Statements

SATUIT CAPITAL SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED           YEAR ENDED
                                                                                            AUGUST 31, 2008      AUGUST 31, 2007
                                                                                           -------------------  -------------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                      $ (52,337)           $ (77,658)
  Net realized gain (loss) on investments                                                             (89,229)             (56,571)
  Change in net unrealized appreciation/depreciation on investments                                  (168,351)              672,796
                                                                                           -------------------  -------------------
  Increase (decrease) in net assets from operations                                                  (309,917)              538,567
                                                                                           -------------------  -------------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold                                                                                          394,961              406,491
  Shares redeemed                                                                                  (1,396,335)          (2,115,042)
                                                                                           -------------------  -------------------
  Increase (decrease) in net assets from capital share transactions                                (1,001,374)          (1,708,551)
                                                                                           -------------------  -------------------

NET ASSETS
  Increase (decrease) during year                                                                  (1,311,291)          (1,169,984)
  Beginning of year                                                                                  3,926,520            5,096,504
                                                                                           -------------------  -------------------
END OF YEAR                                                                                        $ 2,615,229          $ 3,926,520
                                                                                           ===================  ===================


See Notes to Financial Statements


SATUIT CAPITAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                YEARS ENDED AUGUST 31,
                                                    -------------------------------------------------------------------------------
                                                         2008(1)               2007                 2006                 2005
                                                   ------------------    -----------------   -----------------    -----------------

NET ASSET VALUE, BEGINNING OF YEAR                       $ 3.48              $ 3.10               $ 3.31               $ 2.48
                                                    -----------          ----------           ----------           ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                           (0.05)              (0.07)               (0.07)               (0.05)
  Net realized and unrealized gain (loss) on             (0.31)                0.45               (0.14)                 0.88
    investments                                     -----------          ----------           ----------           ----------
  TOTAL FROM INVESTMENT ACTIVITIES                       (0.36)                0.38               (0.21)                 0.83
                                                    -----------          ----------           ----------           ----------
NET ASSET VALUE, END OF YEAR                             $ 3.12              $ 3.48               $ 3.10               $ 3.31
                                                    ===========          ==========           ==========           ==========

TOTAL RETURN                                           (10.34%)              12.26%              (6.34%)               33.47%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                                2.05%(B)            1.90%                1.96%(B)             1.90%
  Expense ratio - net                                     1.90%(C)            1.90%(C)             1.90%(C)             1.90%(C)
  Net investment loss                                   (1.61%)(C)          (1.69%)(C)           (1.84%)(C)           (1.64%)(C)
Portfolio turnover rate                                 148.21%             123.88%               34.60%              305.38%
Net assets, end of year (000's)                         $ 2,615             $ 3,927              $ 5,097              $ 6,373
(A) Management fee waivers and reimbursements
reduced the expense ratio and reduced net
investment loss ratio by 5.27% for the year
ended August 31, 2008; 3.95% for the year
ended August 31, 2007; 1.80% for the year
ended August 31, 2006; 1.86% for the year
ended August 31, 2005; and 1.69% for the year
ended August 31, 2004.
(B) Expense ratio has been increased to
include custodian fees which were offset by
custodian fee credits and after deduction of
management fee waivers and reimbursements.
(C) Expense ratio-net and net investment loss
ratio reflects the effect of the management
fee waivers and reimbursements and custodian
fee credits the Fund received.
(1) Per share amounts calculated using the
average share method.
SATUIT CAPITAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     YEARS ENDED
                                                                                                                      AUGUST 31,
                                                                                                                  -----------------
                                                                                                                         2004
                                                                                                                  -----------------

NET ASSET VALUE, BEGINNING OF YEAR                                                                                     $ 2.53
                                                                                                                   ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                         (0.06)
  Net realized and unrealized gain (loss) on investments                                                                 0.01
                                                                                                                   ----------
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                     (0.05)
                                                                                                                   ----------
NET ASSET VALUE, END OF YEAR                                                                                           $ 2.48
                                                                                                                   ==========

TOTAL RETURN                                                                                                          (1.98%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
  Expenses                                                                                                              1.94%(B)
  Expense ratio - net                                                                                                   1.90%(C)
  Net investment loss                                                                                                 (1.82%)(C)
Portfolio turnover rate                                                                                               159.84%
Net assets, end of year (000's)                                                                                       $ 5,585
(A) Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 5.27% for the year ended August 31, 2008; 3.95% for the year ended August 31, 2007; 1.80% for the year ended August 31, 2006; 1.86% for the year ended August 31, 2005; and 1.69% for the year ended August 31,
2004.
(B) Expense ratio has been increased to include custodian fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
(C) Expense ratio-net and net investment loss ratio reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.
(1) Per share amounts calculated using the average share method.


See Notes to Financial Statements

SATUIT CAPITAL SMALL CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2008
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Satuit Capital Small Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT"), a Delaware business trust, which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was organized on November 1, 2007 to acquire all of the assets of the Satuit Capital Management Small Cap Fund, a series of The World Funds, Inc. (the "Predecessor Fund") in a tax-free reorganization, effective November 1, 2007. The Fund maintains its financial statements, information and performance history in accordance with the Agreement and Plan of Reorganization (the "Plan").

     The objective of the Fund is to seek to achieve capital appreciation by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies. Effective November 1, 2007, the Fund changed its fundamental investment restriction pertaining to industry concentration from restricting investments to the equity securities of companies principally engaged in genomics or genomics-related businesses to investing in small capitalization companies, which was approved at a special meeting of the shareholders held on October 25, 2007.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the "Board") believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 31, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of August 31, 2008:

VALUATION INPUTS                                                                                           INVESTMENT IN SECURITIES
 ---------------------------------------------------------------------------------------------------       ------------------------

Level 1- Quoted Prices                                                                                                  $ 2,549,132
Level 2- Other Significant Observable Inputs                                                                                     --
Level 3- Significant Unobservable Inputs                                                                                         --
                                                                                                           ------------------------
Total                                                                                                                   $ 2,549,132
                                                                                                           ========================


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is unknown at August 31, 2008.

SECURITY TRANSACTIONS AND INCOME

     For financial reporting purposes, security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.
     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At August 31, 2008, three previous tax years are open: August 31, 2005 - August 31, 2007. The Fund has no examinations in progress. The Fund reviewed the year ended August 31, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended August 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. FIN 48 was adopted by the Fund effective September 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. At August 31, 2008, net investment loss of $52,337 was reclassified to paid-in-capital.

EXPENSES

     Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds based on each fund's relative net assets or other appropriate basis (as determined by the Board.)

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC ("SCM" or "Advisor"), effective November 1, 2007, provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. SCM has assumed the obligations of the Predecessor Fund's investment advisor, Commonwealth Capital Management, LLC (the "Predecessor Advisor") under the Predecessor Fund's Expense Limitation Agreement. Pursuant to the Expense Limitation Agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2009. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the period September 1, 2007 through October 31, 2007, the Predecessor Advisor earned and waived $6,900 in advisory fees and reimbursed expenses of $26,788. For the period November 1, 2007 through August 31, 2008, SCM earned and waived $26,096 in advisory fees and reimbursed expenses of $107,098. As of August 31, 2008, $74,754 was due from the Advisor, which was paid in October, 2008.

     Pursuant to the Assignment and Assumption Agreement between the Predecessor Advisor and the Advisor, the Predecessor Advisor will continue to be entitled to the reimbursement of fees waived or reimbursed by the Predecessor Advisor for a period of five years following the waiver or reimbursement. SCM will also be entitled to the reimbursement of fees waived or expenses reimbursed to the Fund for five years following such waiver or reimbursement, provided that the Predecessor Advisor has received all applicable recoupment. The Predecessor Advisor and SCM will be entitled to reimbursement of fees waived or reimbursed as described above subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than five years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded. The total amount of reimbursement recoverable by the Predecessor Advisor or the Advisor is the sum of all fees previously waived or reimbursed by the Predecessor Advisor or the Advisor, as applicable, less any reimbursement previously paid.

     The total amount of recoverable reimbursements as of August 31, 2008 was $693,555 and expires as follows:

YEAR EXPIRING                                                                                                AMOUNT          AMOUNT
--------------------------------------------------------------------------------------------------      RECOVERABLE     RECOVERABLE
                                                                                                     BY PREDECESSOR      BY ADVISOR
                                                                                                            ADVISOR  --------------
                                                                                                     --------------

August 31, 2009                                                                                           $ 123,021            $ --
August 31, 2010                                                                                             114,816              --
August 31, 2011                                                                                             106,744              --
August 31, 2012                                                                                             182,092              --
August 31, 2013                                                                                              33,688         133,194
                                                                                                     --------------  --------------
Total                                                                                                     $ 560,361       $ 133,194
                                                                                                     ==============  ==============


     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the year ended August 31, 2008, there was $8,249 of distribution expense incurred.

     First Dominion Capital Corp. ("FDCC"), an affiliate of the Predecessor Advisor, acted as the Fund's principal underwriter in the continuous public offering of the Fund's shares until July 31, 2008. Effective August 1, 2008 Rafferty Capital Markets, LLC acts as the Fund's principal underwriter. No underwriting fees were received by FDCC for the year ended August 31, 2008. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase, if purchase was made prior to July 25, 2008. Shares purchased on or after July 25, 2008 are subject to a 2% redemption fee on shares redeemed less than 360 days from the date of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2008, the CDSC for Fund shares redeemed was $2,730.
     Commonwealth Shareholder Services, Inc. ("CSS"), an affiliate of the Predecessor Advisor and the administrative agent for the Fund, provided shareholder, recordkeeping, administrative and blue-sky filing services through August 31, 2008. The Fund compensated CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $21,858 of filing and registration fees expense incurred and the $35,166 of shareholder services and reports expense incurred, CSS received $1,955 and $763, respectively, for these services. For other administrative services, CSS was entitled to 0.10% of average daily net assets, with a $30,000 annual minimum through October 31, 2007. Beginning November 1, 2007, CSS received 0.10% on the first $75,000,000 of average daily net assets and 0.07% of average daily net assets in excess of $75,000,000 with a $15,000 annual minimum. CSS earned and received $17,500 for its services for the year ended August 31, 2008.

     Commonwealth Fund Services, Inc. ("CFSI") was the Fund's Transfer and Dividend Disbursing Agent through August 31, 2008. CFSI earned and received $29,266 for its services for the year ended August 31, 2008.

     Commonwealth Fund Accounting ("CFA") was the Fund's Accounting Agent through August 31, 2008. CFA earned and received $10,833 for its services for the year ended August 31, 2008.

     Effective September 1, 2008, Mutual Shareholder Services, LLC acts as the Fund's Transfer and Dividend Disbursing Agent and Fund Accounting Agent.

     Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC. Prior to the reorganization, certain officers and/or interested directors of the Fund were also employees, officers and/or directors of Commonwealth Capital Management, LLC.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2008, aggregated $4,315,168 and $5,344,054, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the year ended August 31, 2008.

     As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain (loss) on investments                                                                  $ (22,997,826)

Net unrealized appreciation (depreciation) on investments                                                                    72,330
Post October losses*                                                                                                      (141,880)
                                                                                                          -------------------------
Total                                                                                                                $ (23,067,376)
                                                                                                          =========================


     * Under current tax law, investment losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year.

     As of August 31, 2008, the Fund has a capital loss carryforward of $22,997,826 available to offset future capital gains, if any, of which $8,654,703 expires in 2010, $8,378,666 expires in 2011, $5,921,193 expires in
2012 and $43,264 in 2015. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.
     As of August 31, 2008, investment cost for federal income tax purposes is $2,476,802 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                                                             $ 206,076

Gross unrealized depreciation                                                                                             (133,746)
                                                                                                               --------------------
Net unrealized appreciation (depreciation)                                                                                 $ 72,330
                                                                                                               ====================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Summary of capital stock transactions was:


                                                                              YEAR ENDED                      YEAR ENDED
                                                                           AUGUST 31, 2008                  AUGUST 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                112,003       $ 394,961          122,062       $ 406,491
Shares redeemed                                                          (402,564)     (1,396,335)        (636,905)     (2,115,042)
                                                                    --------------  --------------   --------------  --------------
Net increase (decrease)                                                  (290,561)   $ (1,001,374)        (514,843)   $ (1,708,551)
                                                                    ==============  ==============   ==============  ==============


NOTE 6 - SHAREHOLDER CONCENTRATIONS

     As of August 31, 2008, two (2) shareholders held approximately 46% of the outstanding shares of the Fund. These shareholders represent omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7 - CUSTODY CREDITS

     The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2008, custody credits amounting to $4,749 are shown as a reduction of the total expenses on the Statement of Operations.

NOTE 8 - SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

     A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on October 25, 2007. This Special Meeting was called to approve a change to the Fund's fundamental investment restriction pertaining to industry concentration and to approve an Agreement and Plan of Reorganization (the "Plan") providing for the transfer of all of the assets and liabilities of the Satuit Capital Small Cap Fund from a series of the World Funds, Inc. ("TWF") to a series of the Satuit Capital Management Trust ("SCMT"). The Fund is no longer restricted to investing in the equity securities of companies principally engaged in genomics or genomics-related businesses. The Fund is a new series of SCMT created solely for the purposes of this reorganization. The tax-free reorganization was completed on November 1, 2007 at which time the Fund adopted as its own the financials, information and performance history of the Satuit Capital Small Cap Fund, a series of TWF. Voting results are as follows:

                                                For                            Against                          Abstain
                                  -------------------------------  -------------------------------  -------------------------------
                                           Shares               %           Shares               %           Shares               %
                                   --------------  --------------   --------------  --------------   --------------  --------------
Change in investment restriction          457,364           77.28           73,363           12.40           61,132           10.33
Agreement and Plan of                     460,088           77.74           69,973           11.82           61,798           10.44
Reorganization


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
SATUIT CAPITAL SMALL CAP FUND
(SATUIT CAPITAL MANAGEMENT TRUST)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Satuit Capital Small Cap Fund, a series of the Satuit Capital Management Trust as of August 31, 2008, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the periods indicated prior to the year ended August 31, 2008 were audited by other auditors, who expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Satuit Capital Small Cap Fund as of August 31, 2008, and the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
October 30, 2008

SATUIT CAPITAL SMALL CAP FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

Information pertaining to the trustees and officers of the Fund as of August 31, 2008 is set forth below. The names, addresses and birth years of the trustees and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)
(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling, toll-free, (866) 972-8848.

NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST 5    OTHER
BORN                      WITH COMPANY AND     IN COMPANY           YEARS                                        DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          TRUSTEE AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN

INTERESTED TRUSTEE:
Robert J.      		Chairman of the                        2            Chairman,				  N/A
Sullivan *     		Board, President                               	    President and
2807 Gaston Gate        and Treasurer                                       Treasurer of
Mt. Pleasant, S.      	since December,                                     Satuit Capital
C. 29466                 2000                                               Management Trust,
(1961)                                                                      an open-end
                                                                            investment
                                                                            management
                                                                            company, since
                                                                            December, 2000;
                                                                            Managing Director
                                                                            and Investment
                                                                            Officer of Satuit
                                                                            Capital
                                                                            Management, LLC,
                                                                            a registered
                                                                            investment
                                                                            adviser, from
                                                                            June, 2000 to
                                                                            Present.

NON-INTERESTED  TRUSTEES:
Samuel Boyd, Jr.              Trustee since                    2          Retired. Mr. Boyd was Manager of the     The World Funds,
8000 Town Centre              October, 2002                                   Customer Services Operations and      Inc. - 9 Funds;
Drive,                                                                      Accounting Division of the Potomac            The World
Suite 400                                                              Electric Power Company from August,1978    Insurance Trust -
Broadview Heights, OH                                                until April, 2005; a Trustee of The World              1 Fund.
44147                                                                 Insurance Trust, a registered investment
(1940)                                                                 company, since May, 2002; a Director of
                                                                           The World Funds, Inc., a registered
                                                                      investment company, since May, 1997; and
                                                                     a Trustee of Janus Advisors Series Trust,
                                                                     a registered investment company from 2003
                                                                                                      to 2005.


NAME, ADDRESS AND YEAR    POSITION(S) HELD     NUMBER OF FUNDS      PRINCIPAL OCCUPATION(S) DURING THE PAST 5    OTHER
BORN                      WITH COMPANY AND     IN COMPANY           YEARS                                        DIRECTORSHIPS BY
                          TENURE               OVERSEEN                                                          TRUSTEE AND
                                                                                                                 NUMBER OF FUNDS
                                                                                                                 IN THE COMPLEX
                                                                                                                 OVERSEEN



William E. Poist              Trustee since                    2              Mr. Poist is a financial and tax     The World Funds,
8000 Town Centre             November, 2003                             consultant through his firm Management      Inc. - 9 Funds;
Drive,                                                                Consulting for Professionals since 1974;            The World
Suite 400                                                               a Director of The World Funds, Inc., a    Insurance Trust -
Broadview Heights, OH                                                registered investment company, since May,              1 Fund.
44147                                                                         1997; and a Trustee of The World
(1939)                                                                Insurance Trust, a registered investment
                                                                      company, since May, 2002. Mr. Poist is a
                                                                                  certified public accountant.
Paul M. Dickinson             Trustee since                    2       Mr. Dickinson is President of Alfred J.     The World Funds,
8000 Town Centre             November, 2003                              Dickinson, Inc. Realtors since April,      Inc. - 9 Funds;
Drive,                                                                    1971; a Director of The World Funds,            The World
Suite 400                                                               Inc., a registered investment company,    Insurance Trust -
Broadview Heights, OH                                                    since May, 1997; and a Trustee of The              1 Fund;
44147                                                                      World Insurance Trust, a registered
(1947)                                                                    investment company, since May, 2002.


Anthony J. Hertl          Trustee, since       2                    Consultant to small and emerging             Z-Seven Fund,
8000 Town Centre          October, 2002                             businesses since 2000. Retired in 2000 as    Inc. - 1 Fund;
Drive,                                                              Vice President of Finance and                Northern Lights
Suite 400                                                           Administration of Marymount College,         Fund Trust - 16
Broadview Heights, OH                                               Tarrytown, New York where he served in       Funds; Northern
44147                                                               this capacity for four years. Mr. Hertl      Lights Variable
(1950)                                                              is a Certified Public Accountant.            Trust - 13 Funds;
                                                                                                                 AdvisorOne Funds
                                                                                                                 - 15 Funds; and
                                                                                                                 The India Select
                                                                                                                 Fund - 1 Fund;
                                                                                                                 Global Real
                                                                                                                 Estate
                                                                                                                 Investments Fund-
                                                                                                                 1 Fund.



OFFICERS:

David D. Jones, Esq.       Chief Compliance                  N/A       Co-founder and Managing Member of Drake                  N/A
719 Sawdust Road                    Officer                            Compliance, LLC (compliance consulting)
Suite 113                                                                  since 2004; founder and controlling
The Woodlands, TX                                                      shareholder of David Jones & Associates
77380                                                                     (law firm) since 1998; President and
(1957)                                                                 Chief Executive Officer of Citco Mutual
                                                                        Fund Services, Inc. from 2001 to 2003.


SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of a fund's investment advisory agreement be specifically approved
(1) by the vote of a majority of the outstanding voting securities of the fund, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or "interested persons" of any party to the investment advisory agreement (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Trustees must request and evaluate, and the investment advisor is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement. Consistent with these responsibilities, the Trust's Board of Trustees (the "Board") met in person on July 26, 2007 to, among other things, review and consider the approval of the Investment Advisory Agreement by and between the Trust, on behalf of the Fund, and the Advisor (the "Advisory Agreement").

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the Advisor, including information about its personnel, operations, and projections. The Board also received comparative data produced by third parties, including Morningstar and Lipper. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreement. In addition, the Independent Trustees received advice from counsel in executive session outside the presence of Fund management and participated in a question and answer session with the Advisor.

At the July 26, 2007 meeting, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two-year period. The Board's approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meeting and at prior meetings for the Trust's other series, Satuit Capital Micro Cap Fund, including:

1. the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement;

2. the investment performance of the Fund's predecessor fund, which was sub-advised by the Advisor, and how it compared to that of certain other comparable mutual funds;

3. the Fund's expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of the Advisor with respect to the Fund, including both direct and indirect benefits accruing to the Advisor; and
5. the extent to which economies of scale would be realized as the Fund grows, and whether fee level in the Advisory Agreement reflects those economies of scale for the benefit of the Fund's investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Advisor to the Fund and the resources of the Advisor. In this regard, the Board evaluated, among other things, the Advisor's personnel, experience, performance history and compliance program. In particular, the Board noted the Advisor's expertise in managing a portfolio of securities of small capitalization issuers, many of which are thinly traded, especially with regard to the 1940 Act's restrictions on illiquid securities holdings. The Board noted the recent expansion of the Advisor's personnel by hiring Mr. Robert Johnson and his experience within the mutual fund industry, particularly within the finance and energy sectors of the market, that he will bring to the Advisor in its service to the Fund. Following its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisor to the Fund supported approval of the Advisory Agreement.

Fund Performance. The Board considered performance of the Fund's predecessor fund, which was sub-advised by the Advisor, in determining whether to renew the Advisory Agreement. Specifically, the Board considered the Fund's performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of the Fund, the Board considered both market risk and shareholder risk expectations for the Fund and whether, irrespective of relative performance, the Advisor's absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Advisor's profitability discussed below. The Board noted the fact that the small cap market generally has been under market pressuring during the prior six-month period, but the Fund's performance has remained good. The Board noted the performance of the Fund's predecessor fund over the prior five year period and its ranking among its peer group. The Board considered Mr. Sullivan's statement that such five year performance and ranking has and will continue to play a significant role in the Advisor's ability to grow the Fund's assets. Following its evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Advisory Agreement.

Fund Expenses. With respect to the Fund's expenses, the Board considered the rate of compensation called for by the Advisory Agreement, and each Fund's expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees noted that the Fund's expense ratio is competitive. Although the Board noted that certain of the peer group funds maintained slightly lower expense ratios, such advisors were often part of a larger organization which may absorb some or all of such advisor's expenses. The Board also noted the Advisor's willingness to cap Fund expenses through an expense limitation agreement with respect to the Fund's shares. Following its evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.
Profitability. With regard to profitability, the Board considered the compensation flowing to the Advisor and reviewed the Advisor's financial statement. The Board considered whether the levels of compensation and profitability under the Advisory Agreement were reasonable and justified in light of the quality of all services rendered to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisor is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Board considered the potential for creating economies of scale by adding this Fund to those advised by the Advisor. However, the Board noted that given the size of the Fund and the Micro Cap Fund, there are no such economies to be passed along to shareholders at this time. However, the Trustees noted that they would continue to monitor the growth in assets of the Funds and asked the Advisor to continue to monitor the Fund's expenses and asset size in connection with determining when economies of scale develop which may be passed along to shareholders if deemed advisable under the circumstances. The Board considered that the Advisor, through its Expense Limitation Agreement with the Fund, has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

INVESTMENT ADVISER:

Satuit Capital Management, LLC
2807 Gaston Gate
Mt. Pleasant, SC 29466

DISTRIBUTOR:

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, New York 11530

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

TRANSFER AGENT:

For more information, wire purchase or redemptions, call or write to Satuit Capital Small Cap Fund's Transfer Agent:

Mutual Shareholder Services, LLC
Satuit Capital Management Trust
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
(866) 972-8848 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

                         ANNUAL REPORT TO SHAREHOLDERS

                         SATUIT CAPITAL SMALL CAP FUND

                                  A series of
                        Satuit Capital Management Trust


                       FOR THE YEAR ENDED AUGUST 31, 2008

ITEM 2.     CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 1.     AUDIT COMMITTEE FINANCIAL EXPERT.

      As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Tony Hertl, Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this Item 3.

ITEM 2.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2008 and $13,500 for 2007.

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2007.

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2008 and $2,500 for 2007.

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2008 and $0 for 2007.

      (e)(1)Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Satuit Capital Small Cap Fund.

      (e)(2)The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

      (b)   NA

      (c)   100%

      (d)   NA

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and 2007.

      (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 3.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 4.     [RESERVED]

ITEM 5. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 6. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 7. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 8.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 9.     CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b)
under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.    EXHIBITS.

      (a)(1)Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)Not applicable.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Satuit Capital Management Trust

By (Signature and Title)*:    /s/Robert J. Sullivan
                              ------------------------
                              Robert J. Sullivan
                              Chief Executive Officer
                              (principal executive officer)

Date:  November 7, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:    /s/Robert J. Sullivan
                              ------------------------
                              Robert J. Sullivan
                              Chief Executive Officer
                              (principal executive officer)

Date:  November 7, 2008

By (Signature and Title)*:    /s/Robert J. Sullivan
                              ------------------------
                              Robert J. Sullivan, Chief Financial Officer
                              (principal financial officer)

Date:  November 7, 2008

*  Print the name and title of each signing officer under his or her signature.